Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although the Bank has not expressed any intent to terminate the Plan, it has the right to do so at any time, subject to the provisions of ERISA. In the event of Plan termination, participants would become fully vested in their employer contributions and have a non-forfeitable interest in their account balances. After providing for the expenses of the Plan, any remaining assets would then be allocated by the Office of the Chairman, which is appointed by the Bank’s Board of Directors.